SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Monthly Payments For Rent	$ 1,000
Notes Payable		0	196,800	81,800
Stock Issued During Period, Shares, Conversion of Convertible Securities		107,004
Proceeds from Convertible Debt		425,000	200,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		500,000
Sutter Lease [Member]
Lease Expiration Date		May 01, 2014
Area of Land			1,000
Payments for Rent		250,000
Subsequent Event [Member]
Notes Payable			196,800
Issuance Date Of Promissory Notes Description			promissory notes issued by the Company on dates ranging from December 23, 2008 to October 26, 2011
Accounts Payable, Interest-bearing, Interest Rate			6.00%
Stock Issued During Period Value For Debt			214,008
Stock Issued During Period Value Per Share For Debt			$ 1.00
Proceeds from Convertible Debt		500,000
Warrants To Purchase Of Common Stock		1,000,000
Proceeds from Issuance or Sale of Equity		445,000
Subsequent Event, Description		Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses.
Subsequent Event [Member] | Warrant [Member]
Reset Conversion Price		110.00%
Conversion Shares Issuable To Purchaser Percentage		100.00%
Warrants Exercise Price		$ 0.7
Subsequent Event [Member] | Debentures [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.5
Debt Instrument, Maturity Date		Nov. 01, 2014
Debt Instrument, Description		the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price")
Reset Conversion Price		120.00%
Subsequent Event [Member] | Subscription Agreement [Member]
Advances Received From Investors			850,000
Shares and Debentures Issued To Investors			625,000
Value Of Shares and Debentures Issued To Investors			625,000
Proceeds From Issuance Of Shares and Debentures To Investors			400,000
Stock Issued During Period, Shares, Conversion of Convertible Securities			425,000
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price One [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			50,000
Debt Instrument, Convertible, Conversion Price			$ 0.80
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Two [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 0.95
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Three [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 1.10
Subsequent Event [Member] | Subscription Agreement [Member] | Conversion Price Four [Member]
Stock Issued During Period, Value, Conversion of Convertible Securities			125,000
Debt Instrument, Convertible, Conversion Price			$ 1.25
Subsequent Event [Member] | Carlson Lease [Member]
Lease Expiration Date			May 01, 2017
Monthly Payments For Rent			2,300
Area of Land			1,000
Subsequent Event [Member] | Sutter Lease [Member]
Lease Expiration Date			May 01, 2014
Payments for Rent			$ 250,000